Stockholders' (deficit) equity (Details) - shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	10,000,000	59,504,853	59,504,853
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Equity [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		33,509,272	32,426,264
Total shares authorized	975,000,000
Total shares issued	165,177,885
Total shares Outstanding	165,177,885
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	690,000,000
Common Stock, Shares, Issued	49,714,239
Common Stock, Shares, Outstanding	49,714,239
Common Class A [Member] | Equity [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	690,000,000
Common Stock, Shares, Issued	49,714,239
Common Stock, Shares, Outstanding	49,714,239
Common Class V [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	275,000,000
Common Stock, Shares, Issued	115,463,646
Common Stock, Shares, Outstanding	115,463,646
Common Class V [Member] | Equity [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	275,000,000
Common Stock, Shares, Issued	115,463,646
Common Stock, Shares, Outstanding	115,463,646
Preferred Stock [Member] | Equity [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding